Operating costs - Narrative (Detail) £ in Millions	12 Months Ended
	Jun. 30, 2019 GBP (£) employee	Jun. 30, 2018 GBP (£) employee	Jun. 30, 2017 GBP (£) employee
Disclosure of operating costs [line items]
Number of employees on full time equivalent basis | employee	28,150	29,362	30,051
Average number of employees, including part time | employee	29,402	30,761	31,472
Other than principal auditor
Disclosure of operating costs [line items]
Auditor's remuneration for audit services	£ 0.1	£ 0.1	£ 0.5
Principal auditor
Disclosure of operating costs [line items]
Auditor's remuneration for audit services	8.8	8.2	8.1
Audit services in respect of employee pension plans	£ 0.3	£ 0.3	£ 0.3